Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 29, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:           Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Chase Growth Fund (S000005073)
Chase Mid-Cap Growth Fund (S000005074)

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Chase Growth Fund and the Chase Mid-Cap Growth Fund, is Post-Effective Amendment No. 392 under the 1933 Act and Amendment No. 394 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective 60 days after filing.

The purpose of this filing is to re-designate the Chase Growth Fund’s Substantial Investor Class shares as Institutional Class shares and to add Institutional Class shares for the Chase Mid-Cap Growth Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for U.S. BANCORP FUND SERVICES, LLC